Commitments (Tables)	6 Months Ended
Jun. 30, 2018
Commitments [Abstract]
Total minimum lease payments, under non-cancellable operating leases
Total minimum lease payments, under non-cancellable operating leases, are as follows:

	June 30, 2018	December 31, 2017
Less than one year	12,353	12,783
More than one year and less than five years	16,216	16,877
	28,569	29,660